PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment are summarized below:

	June 30, 2023	December 31, 2022

Lab equipment	$488,718	$462,155
Computers and software	31,076	21,463
	519,794	483,618
Accumulated depreciation	(312,417)	(269,180)
Total property and equipment, net	$207,377	$214,438

Property and equipment at December 31, 2022 and 2021, are summarized below:

	December 31,
	2022	2021

Lab equipment	$462,155	$242,168
Computers and software	21,463	21,463
	483,618	263,631
Less: accumulated depreciation and amortization	(269,180)	(258,998)
Total property and equipment, net	$214,438	$4,633